DIVIDENDS AND INTEREST ON EQUITY (IOE) - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DIVIDENDS AND INTEREST ON EQUITY (IOE)
Beginning Balance	R$ 2,195,031	R$ 2,209,362
Supplementary dividends for previous year	1,913,987	1,287,223
Interim dividends and interest on equity (net of IRRF)	2,054,143	1,846,323
Unclaimed dividends and interest on equity	(101,778)	(189,471)
Payment of dividends and interest on equity	(3,668,551)	(2,966,384)
IRRF on shareholders exempt/immune from interest on equity	3,284	7,978
Ending Balance	R$ 2,396,116	R$ 2,195,031